Related Party Transactions - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions						12 Months Ended
	Jun. 01, 2020 INR (₨)	Jun. 01, 2020 USD ($)	Jul. 19, 2019 INR (₨)	Jul. 19, 2019 USD ($)	Jul. 19, 2019 GBP (£)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 INR (₨)	Jun. 01, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Short term employee benefits						₨ 396	$ 5		₨ 413			₨ 326
Investments made/(redeemed)						(44,847)	$ (595)		(1,992)			₨ (1,122)
Amounts receivable related party transactions						₨ 1,358			6,050					$ 18
Sterlite Iron and Steel Company Limited ('SISCOL') [member]
Disclosure of transactions between related parties [line items]
Interest on Borrowings						8.50%								8.50%	8.50%
Unsecured loan outstanding						₨ 49			45					$ 1		$ 1
Loan due date						March 2020	March 2020	March 2020
Renewal extension period						12 months	12 months	12 months
Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Investment made by Cairn in bonds issued						₨ 2,110			2,110					31		31
Carrying value of bonds						1,013			2,227					13
Cairn India Holdings Limited [member] | Production Sharing Agreement [member] | Financial And Performance Guarantee [member]
Disclosure of transactions between related parties [line items]
One time charge for the guarantee	₨ 1,772												$ 25
Guarantee percentage on the estimated exploration costs	2.50%												2.50%
Exploration cost of initial phase	₨ 70,860												$ 1,000
Annual charge as a percenatage of spend	1.00%	1.00%
Cairn India Holdings Limited [member] | Anglo American Plc [member]
Disclosure of transactions between related parties [line items]
Structured investment acquired, total consideration									38,124							541	£ 428
Consideration of sale in subsidiary						4,354	$ 64	£ 49	18,159	$ 254	£ 200
Lisheen Milling Limited [member]
Disclosure of transactions between related parties [line items]
Interest on Borrowings																		2.10%	2.10%
Loan from related parties																		₨ 667	$ 10
Unsecured loan outstanding						748			₨ 680					10		$ 10
CEO And Whole Time Director [Member]
Disclosure of transactions between related parties [line items]
Short term employee benefits						115	$ 2
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Investments made/(redeemed)			₨ 44,847	$ 639	£ 519
Amounts receivable related party transactions						₨ 926								$ 12	£ 10
Bottom of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest on Borrowings						7.13%								7.13%	7.13%
Bottom of range [member] | Cairn India Holdings Limited [member] | Production Sharing Agreement [member] | Financial And Performance Guarantee [member]
Disclosure of transactions between related parties [line items]
Annual charges	₨ 709	$ 10
Top of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest on Borrowings						8.25%								8.25%	8.25%
Top of range [member] | Cairn India Holdings Limited [member] | Production Sharing Agreement [member] | Financial And Performance Guarantee [member]
Disclosure of transactions between related parties [line items]
Annual charges	₨ 1,417	$ 20